Segment Information and Revenue Analysis (Tables)	12 Months Ended
Jun. 30, 2018
Segment Information and Revenue Analysis [Abstract]
Schedule of revenues by service lines

	For the years ended June 30,
	2018	2017	2016
Fintech IT consulting service	$47,159,651	$29,146,470	$28,015,173
Customized IT solution service	1,634,100	1,846,423	927,185
Other	144,842	369,083	81,820
Total	$48,938,593	$31,361,976	$29,024,178